2. LOANS: Past Due Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Past Due Financing Receivables

December 31, 2021	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$2,752,871	$2,446,703	$3,597,241	$8,796,815
Premier Loans	915,525	554,662	1,260,027	2,730,215
Other Consumer Loans	15,190,957	9,270,399	18,579,878	43,041,233
Real Estate Loans	656,780	440,155	1,117,924	2,214,859
Sales Finance Contracts	2,176,581	1,134,376	2,385,007	5,695,964
Total	$21,692,714	$13,846,295	$26,940,077	$62,479,086

December 31, 2020	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Live Check Loans	$1,998,538	$1,629,874	$2,122,317	$5,750,729
Premier Loans	895,722	653,370	1,038,398	2,587,490
Other Consumer Loans	14,419,790	8,496,082	14,933,605	37,849,477
Real Estate Loans	502,733	223,007	1,437,966	2,163,706
Sales Finance Contracts	2,251,562	1,340,620	2,260,685	5,852,867
Total	$20,068,345	$12,342,953	$21,792,971	$54,204,269